1701  Market  Street                                       Morgan,  Lewis
Philadelphia,  PA  19103                                   &  Bockius  LLP
Tel.:  215.963.5000                                        Counselors  at  Law
Fax: 215.963.5001





December 3, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     The Advisors' Inner Circle Fund II (File Nos.033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectus and Statement of Additional Information dated November 28, 2012 for the Trust's Champlain Family of Funds, Clear River Fund, Frost Family of Funds, GRT Family of Funds, Reaves Select Research Fund and STW Family of Funds that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 141, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001135428-12-000544) and became effective on November 28, 2012.

Please do not hesitate to contact the undersigned at 215.963.5862 should you have any questions.

Very  truly  yours,


/s/ David W. Freese
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David W. Freese, Esq.